FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Exchange Rate Risk Management (Details) - Currency Risk - USD - BRL (R$) R$ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Net exposure of assets and liabilities in foreign currency
Financial assets	R$ 13,029,199	R$ 13,994,993
Financial liabilities	(75,196,278)	(58,149,396)
Net liability exposure	(62,167,079)	(44,154,403)
Trade accounts payable
Net exposure of assets and liabilities in foreign currency
Financial liabilities	(491,805)	(1,085,207)
Loans and financing
Net exposure of assets and liabilities in foreign currency
Financial liabilities	(63,817,265)	(45,460,138)
Liabilities for asset acquisition and subsidiaries
Net exposure of assets and liabilities in foreign currency
Financial liabilities	(401,273)	(288,172)
Derivative financial instruments
Net exposure of assets and liabilities in foreign currency
Financial liabilities	(10,485,935)	(11,315,879)
Cash and cash equivalents
Net exposure of assets and liabilities in foreign currency
Financial assets	9,895,463	2,527,834
Trade accounts receivable
Net exposure of assets and liabilities in foreign currency
Financial assets	2,891,501	2,027,018
Derivative financial instruments
Net exposure of assets and liabilities in foreign currency
Financial assets	R$ 242,235	R$ 9,440,141